Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)
Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 98.1%
	AEROSPACE & DEFENSE ― 4.2%
$247,500	Amentum Holdings, LLC (1 Month USD LIBOR + 3.500%)	3.604	2/1/2027	$247,531
750,000	American Airlines, Inc. (3 Month USD LIBOR + 4.750%, 0.75% Floor)	5.500	4/20/2028	782,861
300,000	Mileage Plus Holdings, LLC (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	6/21/2027	320,796
248,750	PAE Holding Corp. (3 Month USD LIBOR + 5.250%, 0.75% Floor)	5.250	10/19/2027	249,838
249,375	Peraton Corp. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	2/1/2028	250,535
493,734	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.354	8/22/2024	488,219
493,734	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.354	5/30/2025	487,343
248,103	Vertex Aerospace Services Corp. (1 Month USD LIBOR + 4.000%)	4.104	6/29/2027	248,529
				3,075,652
	AUTO COMPONENTS ― 3.2%
492,500	Belron Finance US, LLC (3 Month USD LIBOR + 2.500%)	2.438	10/30/2026	490,345
908,654	Clarios Global, LP (1 Month USD LIBOR + 3.250%)	3.354	4/30/2026	902,127
500,000	Garrett LX I SARL (3 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	5/1/2028	501,875
478,800	PAI HoldCo, Inc. (6 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	10/28/2027	480,521
				2,374,868
	AUTOMOBILES ― 0.3%
185,115	KAR Auction Services, Inc. (1 Month USD LIBOR + 2.250%)	2.375	9/21/2026	183,148

	BUILDING PRODUCTS ― 0.3%
625	Advanced Drainage Systems, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	2.375	7/31/2026	623
250,000	Foundation Building Materials, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	1/31/2028	248,620
				249,243
	CHEMICALS ― 1.6%
250,000	Alpha 3 BV (3 Month USD LIBOR + 2.500%, 0.50% Floor)	3.000	3/17/2028	249,011
425,000	Herens US Holdco Corp. (3 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	6/29/2028	426,063
498,750	Plaskolite PPC Intermediate II LLC (3 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	12/15/2025	501,635
				1,176,709
	COMMERCIAL SERVICES & SUPPLIES ― 3.6%
750,000	Allied Universal Holdco LLC (3 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	5/12/2028	753,026
86,580	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)(2)	4.320	3/31/2028	87,049
413,420	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/31/2028	415,661
171,766	Garda World Security Corp. (1 Month USD LIBOR + 4.250%)	4.350	10/30/2026	172,809
198,060	Prime Security Services Borrower, LLC (1 Month USD LIBOR + 2.750%, 0.75% Floor)	3.500	9/23/2026	198,107
256,572	Prime Security Services Borrower, LLC (6 Month USD LIBOR + 2.750%, 0.75% Floor)	3.500	9/23/2026	256,632
256,572	Prime Security Services Borrower, LLC (12 Month USD LIBOR + 2.750%, 0.75% Floor)	3.500	9/23/2026	256,632
490,038	Trugreen, Ltd. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	11/2/2027	492,916
				2,632,832
	CONSTRUCTION & ENGINEERING ― 0.1%
123,122	McDermott International, Inc. (1 Month USD LIBOR + 1.000%)	1.104	6/30/2025	56,790
19,236	McDermott International, Inc. (1 Month USD LIBOR + 3.000%)	3.104	6/30/2024	12,503
				69,293

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	CONSTRUCTION MATERIALS ― 2.2%
$424,434	CPG International, Inc. (12 Month USD LIBOR + 2.500%, 0.75% Floor)	3.250	5/6/2024	$424,926
473,612	Henry Company, LLC (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/5/2023	475,625
556,364	Tamko Building Products, LLC (1 Month USD LIBOR + 3.000%)	3.104	5/29/2026	556,019
183,620	Tamko Building Products, LLC (3 Month USD LIBOR + 3.000%)	3.186	5/29/2026	183,506
				1,640,076
	CONTAINERS & PACKAGING ― 1.1%
97,721	Graham Packaging Company, Inc (1 Month USD LIBOR + 3.000%, 0.75% Floor)	3.750	8/4/2027	97,749
114,713	Kloeckner Pentaplast of America, Inc. (3 Month USD LIBOR + 4.750%, 0.50% Floor)	5.250	2/12/2026	115,573
279,014	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	2.854	2/6/2023	278,708
16,667	Tank Holding Corp. (1 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	3/26/2026	16,745
500	Tank Holding Corp. (3 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	3/26/2026	502
181,833	Tank Holding Corp. (6 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	3/26/2026	182,686
99,500	Tosca Services, LLC (1 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	8/18/2027	99,624
				791,587
	DISTRIBUTORS ― 0.7%
488,750	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	4.604	2/4/2026	489,512

	DIVERSIFIED CONSUMER SERVICES ― 0.9%
248,750	American Residential Services, LLC (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	10/15/2027	248,750
197,500	Buzz Merger Sub Ltd. (1 Month USD LIBOR + 2.750%)	2.854	1/29/2027	197,068
200,000	St. George's University Scholastic Services LLC (3 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	6/29/2028	199,750
				645,568
	DIVERSIFIED FINANCIAL SERVICES ― 6.3%
375,000	Ankura Consulting Group, LLC (1 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	3/17/2028	376,877
2,378	AqGen Ascensus, Inc. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	12/3/2026	2,386
248,750	Baldwin Risk Partners, LLC (1 Month USD LIBOR + 3.500%, 0.50% Floor)	4.000	10/14/2027	248,907
249,375	CPC Acquisition Corp. (6 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	12/29/2027	249,259
519,194	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.500%)	2.647	2/1/2027	513,032
244,807	LifeScan Global Corp. (3 Month USD LIBOR + 6.000%)	6.202	10/1/2024	243,058
965,081	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%, 1.00% Floor)	4.000	7/1/2024	967,494
307,258	Orion Advisor Solutions, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	9/24/2027	308,218
174,845	Russell Investments US Institutional Holdco, Inc. (3 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	5/30/2025	174,108
75,155	Russell Investments US Institutional Holdco, Inc. (6 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	5/30/2025	74,838
84,275	SS&C European Holdings SARL (1 Month USD LIBOR + 1.750%)	1.854	4/16/2025	83,409
110,923	SS&C Technologies, Inc. (1 Month USD LIBOR + 1.750%)	1.854	4/16/2025	109,782
500,000	Tivity Health, Inc. (1 Month USD LIBOR + 4.250%)	4.354	6/30/2028	501,875
768,596	VFH Parent, LLC (1 Month USD LIBOR + 3.000%)	3.093	3/2/2026	766,498
				4,619,741
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.4%
491,250	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	3.354	4/6/2026	489,803
492,516	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	2.573	4/15/2027	488,952
492,592	Global Tel*Link Corp. (1 Month USD LIBOR + 4.250%)	4.354	11/28/2025	454,800
250,000	Organon & Co. (6 Month USD LIBOR + 3.000%, 0.50% Floor)	3.500	6/2/2028	250,574

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.4% (Continued)
$97,767	Securus Technologies Holdings, LLC (6 Month USD LIBOR + 4.500%, 1.00% Floor)	5.500	11/1/2024	$92,046
250,000	UPC Financing Partnership (1 Month USD LIBOR + 3.000%)	3.073	1/31/2029	248,719
500,000	Virgin Media Bristol, LLC (1 Month USD LIBOR + 2.500%)	2.573	1/31/2028	496,078
483,750	West Corp. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/10/2024	474,155
475,846	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	8/18/2023	475,945
500,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	2.573	4/28/2028	495,243
				3,966,315
	ELECTRIC UTILITIES ― 1.0%
731,325	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	3.250	8/1/2025	725,178

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.4%
409,461	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	2.604	7/2/2025	402,617
823,233	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 3.750%)	3.854	8/27/2025	825,974
495,006	Vertiv Group Corp. (1 Month USD LIBOR + 2.750%)	2.836	3/2/2027	492,752
				1,721,343
	ENERGY EQUIPMENT & SERVICES ― 0.3%
227,564	Yak Access, LLC (1 Month USD LIBOR + 5.000%)	5.104	7/11/2025	210,939

	FOOD PRODUCTS ― 1.1%
248,750	Arterra Wines Canada, Inc. (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	11/25/2027	249,606
345,256	Froneri US, Inc. (1 Month USD LIBOR + 2.250%)	2.354	1/29/2027	340,575
246,203	Houston Foods, Inc. (1 Month USD LIBOR + 3.750%)	3.854	7/21/2025	244,972
				835,153
	HEALTH CARE EQUIPMENT & SUPPLIES ― 3.4%
562,500	Bausch Health Companies, Inc. (1 Month USD LIBOR + 2.750%)	2.854	11/27/2025	558,852
492,501	National Seating & Mobility, Inc. (1 Month USD LIBOR + 5.250%)	5.354	11/16/2026	493,733
980,075	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	3.341	3/5/2026	973,440
479,388	YI, LLC (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	11/7/2024	472,197
				2,498,222
	HEALTH CARE PROVIDERS & SERVICES ― 6.9%
250,000	Aspen Dental Management, Inc. (1 Month USD LIBOR + 3.750%, 0.50% Floor)	4.250	12/23/2027	250,001
730,597	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	4.444	9/5/2025	730,823
743,120	Da Vinci Purchaser Corp. (6 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	1/8/2027	746,487
494,475	Eyecare Partners, LLC (1 Month USD LIBOR + 3.750%)	3.854	2/18/2027	490,860
174,095	National Mentor Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/2/2028	174,591
175,759	National Mentor Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/2/2028	176,259
11,662	National Mentor Holdings, Inc. (3 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	3/2/2028	11,695
38,484	National Mentor Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor) (2)	0.000	3/2/2028	38,593
250,000	Pacific Dental Services, Inc. (1 Month USD LIBOR + 3.50%, 0.75 Floor)	4.250	5/5/2028	251,095
956,750	Radiology Partners, Inc. (1 Month USD LIBOR + 4.250%)	4.325	7/9/2025	957,683

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	HEALTH CARE PROVIDERS & SERVICES ― 6.9% (Continued)
$250,000	Radnet Management, Inc. (3 Month USD LIBOR + 0.750%)	3.750	4/24/2028	$250,313
246,875	Upstream Newco, Inc. (1 Month USD LIBOR + 4.500%)	4.604	11/20/2026	247,595
748,096	US Renal Care, Inc. (1 Month USD LIBOR + 5.000%)	5.125	6/26/2026	751,994
				5,077,989
	HEALTH CARE TECHNOLOGY ― 3.4%
497,468	Ensemble RCM, LLC (3 Month USD LIBOR + 3.750%)	3.936	8/3/2026	498,401
493,750	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	4.104	10/22/2026	495,293
498,750	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.000	3/10/2028	497,892
974,995	Verscend Holding Corp. (1 Month USD LIBOR + 4.000%)	4.104	8/27/2025	978,828
				2,470,414
	HOTELS RESTAURANTS & LEISURE ― 3.4%
491,250	Aimbridge Acquisition Co, Inc. (1 Month USD LIBOR + 3.750%)	3.854	2/2/2026	481,221
488,750	AMC Entertainment, Inc. (1 Month USD LIBOR + 3.000%)	3.086	4/22/2026	460,493
346,500	Aristocrat International PTY Ltd. (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/21/2024	347,583
496,250	Caesars Resort Collection, LLC (1 Month USD LIBOR +4.500%)	4.604	7/21/2025	498,421
685,823	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	2.854	8/14/2024	681,728
				2,469,446
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 4.8%
248,833	Array Technologies, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	10/14/2027	243,856
489,705	Calpine Corp. (1 Month USD LIBOR + 2.500%)	2.610	12/16/2027	487,095
975,861	Eastern Power, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/2/2025	874,250
903,727	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	700,746
50,972	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	39,523
413,592	Southeast PowerGen, LLC (1 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	12/2/2021	407,905
855,000	Talen Energy Supply, LLC (1 Month USD LIBOR + 3.750%)	3.854	7/8/2026	793,816
				3,547,191
	INDUSTRIAL CONGLOMERATES ― 1.3%
968,634	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	12/11/2024	958,492

	INSURANCE ― 2.2%
487,534	Alera Group Intermediate Holdings, Inc. (1 Month USD LIBOR + 4.000%, 0.50% Floor)	4.500	8/1/2025	489,362
99,500	Asurion, LLC (1 Month USD LIBOR + 3.250%)	3.354	12/23/2026	98,490
493,750	Broadstreet Partners, Inc. (1 Month USD LIBOR + 3.250%)	3.354	1/27/2027	490,232
19,531	OneDigital Borrower, LLC (Prime + 3.500%, 0.75% Floor) (2)	6.750	11/16/2027	19,637
58,594	OneDigital Borrower, LLC (1 Month USD LIBOR + 4.500%, 0.75% Floor) (2)	5.250	11/16/2027	58,911
421,875	OneDigital Borrower, LLC (3 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	11/16/2027	424,162
				1,580,794
	INTERNET & CATALOG RETAIL ― 0.3%
249,365	Wirepath Home Systems, LLC (3 Month USD LIBOR + 4.750%)	4.897	8/5/2024	248,223

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	INTERNET SOFTWARE & SERVICES ― 2.5%
$199,000	Arches Buyer, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	12/6/2027	$198,765
394,118	Constant Contact, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	2/10/2028	393,625
105,882	Constant Contact, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor) (2)	4.750	2/10/2028	105,750
421,794	Cornerstone OnDemand, Inc. (1 Month USD LIBOR + 3.250%)	3.341	4/22/2027	422,256
249,375	Playtika Holding Corp. (1 Month USD LIBOR + 2.750%)	2.854	3/13/2028	248,582
482,500	Research Now Group, Inc. (3 Month USD LIBOR + 5.500%, 1.00% Floor)	6.500	12/20/2024	478,078
				1,847,056
	IT SERVICES ― 1.3%
297,750	GlobalLogic Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	9/14/2027	298,634
375,992	Salient CRGT, Inc. (6 Month USD LIBOR + 6.500%, 1.00% Floor)	7.500	2/28/2022	373,642
249,375	Thoughtworks, Inc. (1 Month USD LIBOR + 3.250%, 0.50% Floor)	3.750	3/24/2028	249,770
				922,046
	MACHINERY ― 3.2%
371,212	Altra Industrial Motion Corp. (1 Month USD LIBOR + 2.000%)	2.104	10/1/2025	370,052
249,361	Blount International, Inc. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	4/12/2023	250,452
492,366	Patriot Container Corp. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	3/20/2025	490,212
396,000	Star US Bidco, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	3/17/2027	396,249
710,315	Titan Acquisition, Ltd. (6 Month USD LIBOR + 3.000%)	3.167	3/28/2025	699,472
148,878	Vertical US Newco, Inc. (6 Month USD LIBOR + 4.250%)	4.478	7/30/2027	149,281
				2,355,718
	MEDIA ― 8.5%
975,000	AppLovin Corp. (1 Month USD LIBOR + 3.250%)	3.354	8/15/2025	974,864
494,792	Castle US Holding Corp. (3 Month USD LIBOR + 3.750%)	3.897	1/29/2027	489,651
550,000	CMI Marketing, Inc. (1 Month USD LIBOR + 4.750%, 0.75% Floor)	5.500	3/20/2028	549,315
246,250	Creative Artists Agency, LLC (1 Month USD LIBOR + 3.750%)	3.854	11/26/2026	245,732
982,500	Diamond Sports Group, LLC (1 Month USD LIBOR + 3.250%)	3.360	8/24/2026	599,330
356,250	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	2.854	11/29/2024	353,578
424,821	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	2.592	1/2/2026	423,337
559,432	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%, 1.00% Floor)	5.750	11/3/2023	503,447
247,500	iHeartCommunications, Inc. (1 Month USD LIBOR + 4.000%, 0.50% Floor)	4.750	5/1/2026	247,995
339,190	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	2.354	3/24/2025	337,989
859,387	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 3.500%)	3.604	12/17/2026	856,044
459,884	Univision Communications, Inc. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	3/13/2026	461,463
199,000	Weld North Education, LLC (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	12/21/2027	199,498
				6,242,243
	METALS & MINING ― 0.7%
177,364	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.000%, 0.50% Floor)	3.500	2/12/2025	177,807
305,939	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	3.104	9/20/2024	304,155
				481,962
	OIL, GAS & CONSUMABLE FUELS ― 2.4%
500,000	Fieldwood Energy, LLC (Prime + 8.250%, 1.00% Floor) (3)	11.500	4/11/2023	50,000
500,000	Fieldwood Energy, LLC (Prime + 4.250%, 1.00% Floor) (3)	7.500	4/11/2022	270,000
482,576	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	3.452	10/1/2025	479,123
987,500	Prairie ECI Acquiror, LP (1 Month USD LIBOR + 4.750%)	4.854	3/11/2026	963,222
				1,762,345

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	PHARMACEUTICALS ― 3.5%
$691,250	Aldevron, LLC (1 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	10/12/2026	$692,332
249,375	Alkermes, Inc. (1 Month USD LIBOR + 2.500%, 0.50% Floor)	3.000	3/12/2026	248,752
688,646	Alvogen Pharma U.S., Inc. (6 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	12/29/2023	679,611
977,022	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	3.625	5/5/2025	961,146
				2,581,841
	PROFESSIONAL SERVICES ― 1.3%
954,082	IG Investments Holdings, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	5/23/2025	957,392

	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 1.0%
731,367	Cushman & Wakefield U.S. Borrower, LLC (1 Month USD LIBOR + 2.750%)	2.854	8/21/2025	726,405

	SOFTWARE ― 6.3%
982,500	Athenahealth, Inc. (3 Month USD LIBOR + 4.250%)	4.410	2/11/2026	986,494
797,782	Brave Parent Holdings, Inc. (1 Month USD LIBOR + 4.000%)	4.104	4/18/2025	797,782
497,500	LogMeIn, Inc. (1 Month USD LIBOR + 4.750%)	4.827	8/31/2027	497,306
250,000	Magenta Buyer, LLC (3 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	5/3/2028	250,219
970,000	Mavenir Systems, Inc. (3 Month USD LIBOR + 6.000%, 1.00% Floor)	7.000	5/8/2025	973,031
609,408	Project Alpha Intermediate Holding, Inc. (1 Month USD LIBOR + 4.000%)	4.110	4/26/2024	611,038
493,750	VS Buyer, LLC (1 Month USD LIBOR + 3.000%)	3.104	2/26/2027	492,980
				4,608,850
	SPECIALTY RETAIL ― 3.8%
90,875	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%, 0.75% Floor) (3)	5.250	8/22/2022	3,892
62,852	Ascena Retail Group, Inc. (3 Month USD LIBOR + 4.500%, 0.75% Floor) (3)	5.250	8/22/2022	2,691
486,285	Aspen Dental Management, Inc. (1 Month USD LIBOR + 2.750%)	2.854	4/30/2025	480,870
248,750	Harbor Freight Tools USA, Inc. (1 Month USD LIBOR + 2.750%, 0.50% Floor)	3.250	10/19/2027	249,109
781,334	Heartland Dental, LLC (1 Month USD LIBOR + 3.500%)	3.604	4/30/2025	773,740
498,731	MED ParentCo, LP (1 Month USD LIBOR + 4.250%)	4.354	8/31/2026	499,920
332,420	Talbots, Inc./The (3 Month USD LIBOR + 7.000%, 1.00% Floor)	8.000	11/28/2022	314,137
469,051	Western Dental Services, Inc. (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	6/30/2023	470,224
				2,794,583
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 3.1%
483,438	1a Smart Start, Inc. (6 Month USD LIBOR + 4.750%, 1.00% Floor)	5.750	8/19/2027	484,646
490,821	Gigamon, Inc. (6 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	12/27/2024	492,662
729,375	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	3.604	9/8/2025	720,680
590,909	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%)	3.650	5/16/2025	587,438
				2,285,426

	TOTAL BANK LOANS (COST $73,192,124)			$71,823,795

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)(Continued)
Number of
Shares		Value
	COMMON STOCK ― 0.0%
	CONSTRUCTION & ENGINEERING ― 0.0%
53,218	Mcdermott International Ltd. (4)	$26,077

	TOTAL COMMON STOCK (COST $467,382)	$26,077

	SHORT TERM INVESTMENT ― 4.7%
3,469,799	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.026% (5)	3,469,799
	TOTAL SHORT TERM INVESTMENT (Cost $3,469,799)	$3,469,799

	TOTAL INVESTMENTS ― 102.8% (Cost $77,129,305)	75,319,671
	Liabilities in Excess of Other Assets ― (2.8)%	(2,056,592)
	TOTAL NET ASSETS ― 100.0%	$73,263,079

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(3) Defaulted security.
(4) Non income producing.
(5) Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial
Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of June 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$71,823,795	$-	$71,823,795
Common Stock	26,077	-	-	26,077
Short-Term Investment	3,469,799	-	-	3,469,799
Total	$3,495,876	$71,823,795	$-	$75,319,671

See the Schedule of Investments for further detail of investment classifications.